Employee Benefits	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Employee Benefits
28.	EMPLOYEE BENEFITS

	2020	2019	2018
Payroll, profit sharing and bonuses	5,407,990	2,315,517	2,350,182
Pension Plan	186,373	93,528	41,923
Share-based payments (note 28.1)	163,345	58,855	40,505
Charges on restricted shares (note 28.1)	68,617	59,753	22,428
Health care, food and other benefits	684,992	253,510	177,135
Charges, taxes and social contributions	635,248	231,384	181,240
INSS	188,131	171,615	156,912
Total	7,334,696	3,184,162	2,970,325

28.1   Share-based payment

The Board of Directors meets annually to, within the bases of the plans approved by the General Meeting, establish share-based payment plans, indicating the managers and employees who may receive options to purchase or subscribe the Company's shares and the total amount to be distributed.

The subsidiary Emeis Holdings Pty Ltd., made available until June 2019 to eligible executives a long-term incentive program, based on criteria linked to specific operational goals and objectives established and approved at the beginning of the relationship between the parties, being such obligation recorded in liabilities and their remeasurement with effect in the result.

The share-based payment plans were originally granted considering Natura Cosméticos shares that were traded at B3. However, as part of the corporate restructuring (note 1), on December 18, 2019 the Company started to trade its own shares in replacement of Natura Cosméticos shares. As a result, Natura Cosméticos shares originally granted were replaced on this date by the Natura &Co Holding's shares. Such modification did not impact the executives and the respective plans.

Options granted in 2020

On March 27, 2020, the Company’s Board of Directors approved the new long-term stock-based incentive plans of the Company named “Co-investment Plan” and “Long-term Incentive Plan” for 2020.

The “Co-Investment Plan” consists of the granting of the Company’s common shares to a group of employees who may invest part of their participation on the Profit Share Program (up to 50%) in the purchase of shares so that the Company will assign the same number of shares as the amount invested by the beneficiary. The rights of the participants regarding the Co-Investment Plan will only be fully acquired to the extent that the participant remains continuously linked as an employee of the Company and its subsidiaries until the 3rd anniversary of the grant date.

The “Long-Term Incentive Plan”, granted on September 29, 2020, consists of the granting of the Company’s common shares to a group of employees and, unless otherwise provided by the Company's Board of Directors, the rights of participants in relation to Performance shares will only be fully acquired to the extent that (i) the participant remains continuously linked as an employee of the Company and its subsidiaries until the 3rd anniversary of the grant date; and (ii) certain performance conditions are met. For certain participants, there is a different condition for item (i) above, in which 50% of the Performance Shares granted will be acquired on the 3rd anniversary of the grant date and the remaining 50% will be acquired on the 4th anniversary of the grant date.

The changes in the number of outstanding stock options and their related weighted-average prices, as well as variations in the amount of restricted stocks, share are as follows:

	Stock Option Plan and Strategy Acceleration Plan
	Average exercise price per option[1] - R$	Options (thousands)[1]
Balance as of December 31, 2019	16.51	17,568
Arising from the acquisition of Avon (note 4)	0.01	1,994
Granted	0.01	117
Expired / Cancelled	21.25	(167)
Exercised	16.65	(2,267)
Balance as of December 31, 2020	16.49	17,245

	Restricted shares (thousands)[1]	Performance shares (thousands)[2]
Balance as of December 31, 2019	3,092	688
Granted	5,026	-
Expired	(22)	(51)
Exercised	(1,136)	-
Balance as of December 31, 2020	6,960	637

a)	The number of restricted shares granted, expired and exercised are shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.
b)	The number of performance shares granted, expired and exercised are shown considering the split of shares approved at the General Meeting on September 17, 2019.

Out of the 17,245 thousand options existing as at December 31, 2020 (17,568 thousand options as at December 31, 2019), 3,405 thousand options (604 thousand options as of December 31, 2019) can be exercised.

The expense related to the fair value of the restricted options and shares, including the charges related to the restricted shares, recognized in the year ended December 31, 2020, according to the elapsed period for the acquisition of the right to exercise the restricted options and shares, amounted to R$ 231,939 (R$ 119,659 as of December 31, 2019).

The outstanding stock options and the restricted stock as at the end of the period have the following maturity dates and exercise prices:

As of December 31, 2020 - restricted shares

Grant date	Conditions for acquiring the rights from grant date	Exercise price - R$	Fair value – R$	Existing options (thousands) ¹	Remaining contractual life (years)	Vested options (thousands)
March 18, 2013	4 years of service	37.60	6.05	300	0.2	300
March 17, 2014	4 years of service	25.16	4.27	96	1.2	96
March 16, 2015	From 2 to 4 years of service	13.60	4.85 to 5.29	184	2.2	184
July 28, 2015 (Strategy acceleration)	From 4 to 5 years of service	12.90	6.20 to 6.23	1,020	2.6	1,020
March 15, 2016	From 2 to 4 years of service	12.84	7.16 to 7.43	184	3.3	182
July 11, 2016 (Strategy acceleration)	From 4 to 5 years of service	11.41	6.84 to 6.89	1,924	3.6	606
March 10, 2017	From 2 to 4 years of service	12.59	6.65 to 6.68	598	4.3	272
March 10, 2017 (Strategy acceleration)	From 4 to 5 years of service	12.59	6.87 to 6.89	2,210	4.3	-
March 12, 2018	From 2 to 4 years of service	16.96	7.96 to 8.21	1,846	5.3	488
March 12, 2018 (Strategy acceleration)	From 3 to 5 years of service	12.16 to 16.96	8.21 to 9.67	3,800	5.3	-
April 12, 2019	From 3 to 4 years of service	23.54	11.71 to 11.82	1,636	6.3	-
April 12, 2019 (Strategy acceleration)	From 4 to 5 years of service	23.54	11.51 to 11.71	1,900	6.3	-
Between December 31, 2002 to May 09, 2017	1 year of service	0.01	19.80	65	-	65
Between March 14 to December 17, 2018	From 1 to 3 years of service	0.01	19.70	319	0.4	55
Between March 13 to December 16, 2019	From 1 to 3 years of service	0.01	19.58	1,046	0.2 to 1.4	33
June 8, 2020	1 year of service	0.01	16.86	117	0.7	104
				17,245		3,405

¹ The number of restricted shares and performance shares granted, expired and exercised are shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.

As of December 31, 2020 – Restricted shares

Grant date	Conditions for acquiring the rights from grant date	Existing stock (thousands) [1]	Fair value (R$)	Remaining contractual life (years)
March 10, 2017	From 2 to 4 years of service	208	11.69 to 12.51	0.4
March 12, 2018 – Plan I	From 2 to 4 years of service	470	15.18 to 15.9	0.5 to 1.5
March 12, 2018 – Plan III	From 1 to 3 years of service	74	15.54 to 16.27	0.5
March 12, 2018 – Extraordinary Plan I	From 1 to 3 years of service	4	15.54 to 16.28	0.4
August 13, 2018 – Extraordinary Plan VI	From 1.6 to 3.6 years of service	50	12.24 to 13.13	0.5 to 1.5
April 12, 2019 – Plan I	From 2 to 4 years of service	814	21.62 to 22.53	0.5 to 2.5
April 12, 2019 – Plan II	From 1 to 3 years of service	312	22.14 to 22.85	0.5 to 1.5
March 27, 2020 – Co-Investment Plan	From 1 to 3 years of service	1,789	29.00	0.5 to 2.5
September 29, 2020 – Long-term Incentive Plan	From 3 to 4 years of service	3,239	73.46	3 to 4
		6,960

¹ The number of restricted shares and performance shares granted, expired and exercised are shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.

As of December 31, 2020 – Performance shares

Grant date	Conditions for acquiring the rights from grant date	Existing shares (thousands) ¹	Fair value (R$)	Remaining contractual life (years)	Undelivered shares (thousands)
May 21, 2019	From 3 to 4 years of service as from the grant date and fulfilment of the performance conditions	637	23.10 to 45.70	1.5 to 2.5	-
		637			-

¹ The number of restricted shares and performance shares granted, expired and exercised are shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.

As of December 31, 2020, the market price was R$ 52.50 per share, already considering the stock split (R$ 38.67 as of December 31, 2019).

28.2   Avon Products Inc. plans

Share-Based Compensation Plans

Prior to being acquired by the Company, Avon Products Inc. (“Avon”) had two share-based incentive plans, the 2013 Stock Incentive Plan (the “2013 Plan”) and the Omnibus Incentive Plan 2016 (the "2016 Plan"), both plans approved by the shareholders, which provided for various types of share-based incentive compensation awards, including stock options, restricted shares, restricted share units and performance restricted share units. After the approval of the shareholders of the 2016 Plan in May 2016, there were no further awards made in the 2013 Plan.

Stock options and restricted shares were issued in the 2016 Plan, and units of restricted shares and units of restricted performance were issued in the 2013 and 2016 Plans. There were also outstanding stock options under prior shareholder-approved plans.

On January 3rd, 2020, after the conclusion of the transaction with Natura &Co, equity compensation was either cancelled in exchange for the right to receive an amount in cash or was converted into an award denominated in Natura &Co Shares. Subsequent to the Transaction, Avon joined the Natura &Co Stock-Based Compensation Plan, so that the 2013 Plan and the 2016 Plan are no longer in effect.

Under the Natura &Co Stock-Based Compensation Plan, Avon issued nominal cost options and performance stock units. Nominal cost options were granted in exchange for Avon restricted stock units and performance restricted stock units and vested as a single tranche in line with the vesting date of the original Avon awards. Nominal cost options will automatically exercise on vest date.  Performance stock units generally vest after three years, only upon the satisfaction of certain market and/or performance conditions.

Stock Options

Prior to being acquired by the Company, Avon granted premium-priced stock options, in which the exercise price was equal to a 25% premium for both, respectively, from the closing market price of Avon stock price at the date of grant. The premium-priced stock options vest on a three-year graded vesting schedule and the fair value of each premium-priced stock option was estimated on the date of grant using a Monte-Carlo simulation.

On January 3rd, 2020, upon the completion of the Transaction with Natura &Co, each outstanding stock option, whether or not then vested or exercisable, was automatically canceled in exchange for the right to receive an amount in cash, without interest, equal to the number of Avon Common Shares underlying such stock option immediately prior to the effective time of the Transaction multiplied by the excess, if any, of the per share cash-out price over the exercise price per share.  The “per share cash-out price” was the closing price of an Avon Common Share on the NYSE on the Transaction’s closing date. No amount was payed upon cancellation of stock option with an exercise price per share that is greater than the per share cash-out price.

Restricted Stock Units (RSU) and Performance Restricted Stock Units (PRSU)

Prior to being acquired by the Company, during the years 2019, 2018, 2017 and 2016, Avon granted, performance restricted stock units that would vest and settle after three years based on the relative total shareholder return of Avon common stock against companies included in the S&P 400 index as of the date of grant over a three year performance period ("2019 PRSUs", "2018 PRSUs", "2017 PRSUs" and "2016 PRSUs", respectively). The fair value of the PRSUs was estimated on the date of grant using a Monte-Carlo simulation that estimates the fair value based on Avon's share price activity, expected term of the award, risk-free interest rate, expected dividends and the expected volatility of the stock.

On January 3, 2020, upon the completion of the Transaction with Natura &Co, each outstanding Restricted Stock Unit ("RSU") was converted into an award denominated in Natura &Co Holding shares equal to the number of Avon Common Shares subject to each RSU immediately prior to the Transaction multiplied by the Exchange Ratio of 0.30. In addition, each outstanding PRSU was converted into an award denominated in Natura &Co Holding Shares, that is subject only to time-based vesting, equal to the number of Avon Common Shares subject to each PRSU immediately prior to the Transaction, giving effect to market conditions that are deemed to be attained, multiplied by the Exchange Ratios of 0.30. The terms and conditions, including service conditions but excluding market conditions, applicable to each RSU and PRSU will continue in full force and effect with respect to the Company’s Nominal Cost Options.

28.3   Employee benefit plans

The Company and some of its subsidiaries grant defined contribution retirement plans to eligible employees and, through some of their subsidiaries abroad, grant defined benefit plans to employees that are eligible.

Defined contribution plans

The Company, through its subsidiary Avon, offers a defined contribution plan for employees in the United Kingdom (“UK”), which allows eligible participants to contribute eligible compensation through payroll deductions. The Company double employee contributions up to the first 5% of eligible compensation and therefore the maximum level provided by Avon is 10% of eligible compensation. The Company made matching contributions in cash to the UK defined contribution plan of R$39,200 in 2020, which follow the same investment allocation that the participant has selected for his or her own contributions.

The Company, through its subsidiary Avon, offers a qualified defined contribution plan for U.S.-based employees, the Avon Personal Savings Account Plan (the "PSA"), which allows eligible participants to contribute up to 25% of eligible compensation through payroll deductions. Avon matches employee contributions dollar for dollar up to the first 3% of eligible compensation and fifty cents for each dollar contributed from 4% to 6% of eligible compensation. In 2020, Avon made matching contributions in cash to the PSA of R$5,200 in 2020, which follow the same investment allocation that the participant has selected for his or her own contributions.

For U.S.-based employees hired on or after January 1, 2015, Avon made additional contributions to a Retirement Savings Account ("RSA") within the PSA. Such contributions will range from 3% to 6% of a participant's eligible compensation depending on the sum of the participant's age and length of service (as of December 31 of the prior year). Investment of such contributions will follow the same investment allocation that the participant has selected for his or her own contributions to the PSA. A participant will be vested in the RSA generally after three full years of applicable service.

Defined benefit pension and postretirement plans

The Company, through its subsidiary Avon and certain subsidiaries, have contributory and noncontributory defined benefit retirement plans for substantially all employees of those subsidiaries. Benefits under these plans are generally based on an employee’s length of service and average compensation near retirement, and certain plans have vesting requirements.

The actuarial liability for the health care plan of the Company and its subsidiaries refers to a post-employment benefit plan for employees and former employees who made fixed contributions to the cost of the health plan until April 30, 2010, date when the design of the health plan was changed, and the employees' fixed contributions were eliminated. For those who have contributed to the medical plan for ten years or more, the right to maintenance is guaranteed as an indefinite (lifetime) beneficiary, and for those who have contributed for less than ten years, the right to maintenance is guaranteed as beneficiary, at the rate of one year for each year of fixed contribution. This group of current employees, in case of termination, may choose to remain on the plan in accordance with applicable legislation, assuming the payment of the monthly fee charged by the health plan operators. However, this monthly fee does not necessarily represent the user's total cost, which is assumed by the Company and its subsidiaries, based on the excess cost subsidy, as an of additional benefit form.

Avon’s largest defined benefit pension plan outside the United States (“US”) is in the UK, which has been frozen for future accruals as of April 1st, 2013. The U.S. defined benefit pension plan, the Personal Retirement Account Plan (the "PRA"), is closed to employees hired on or after January 1st, 2015, so that qualified retirement benefits for US-based employees hired on or after January 1st, 2015 will be provided solely through the PSA.